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                                        Filed Pursuant to Rule 497(e)
                                        Registration File No.: 2-66269
                                                               33-87472
                                                               33-56851
                                                               33-61511
                                                               33-44782
                                                               2-70423
                                                               33-35530
                                                               333-16177
                                                               333-30765
                                                               33-56239
                                                               33-59004
                                                               33-50907
                                                               33-48189
                                                               33-87472
                                                               333-00437
                                                               33-53955
                                                               2-70421
                                                               33-35541
                                                               333-06935
                                                               333-29721
                                                               33-23669
                                                               2-86966
                                                               33-18983
                                                               33-14629
                                                               33-26375
                                                               2-85148




                     SUPPLEMENT TO THE PROSPECTUSES OF

DEAN WITTER AMERICAN VALUE FUND Dated July 28, 1997
DEAN WITTER BALANCED GROWTH FUND Dated July 28, 1997
DEAN WITTER BALANCED INCOME FUND Dated July 28, 1997
DEAN WITTER CAPITAL APPRECIATION FUND Dated July 28, 1997
DEAN WITTER DIVERSIFIED INCOME TRUST Dated July 28, 1997
DEAN WITTER DIVIDEND GROWTH SECURITIES INC. Dated July 28, 1997
DEAN WITTER EUROPEAN GROWTH FUND INC. Dated July 28, 1997
DEAN WITTER FINANCIAL SERVICES TRUST Dated July 28, 1997
DEAN WITTER FUND OF FUNDS Dated October 3, 1997
DEAN WITTER GLOBAL ASSET ALLOCATION FUND Dated July 28, 1997
DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES Dated July 28, 1997
DEAN WITTER GLOBAL UTILITIES FUND Dated July 28, 1997
DEAN WITTER HEALTH SCIENCES TRUST Dated September 29, 1997
DEAN WITTER INFORMATION FUND Dated July 28, 1997
DEAN WITTER JAPAN FUND Dated July 28, 1997
DEAN WITTER MID-CAP GROWTH FUND Dated July 28, 1997
DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. Dated July 28, 1997 DEAN WITTER PACIFIC GROWTH FUND INC. Dated July 28, 1997
DEAN WITTER SPECIAL VALUE FUND Dated September 30, 1997
DEAN WITTER S&P 500 INDEX FUND Dated August 6, 1997
DEAN WITTER STRATEGIST FUND Dated September 26, 1997
DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST Dated July 28, 1997
DEAN WITTER UTILITIES FUND Dated July 28, 1997
DEAN WITTER VALUE-ADDED MARKET SERIES Dated July 28, 1997
DEAN WITTER WORLD WIDE INCOME TRUST Dated July 28, 1997
DEAN WITTER WORLD WIDE INVESTMENT TRUST Dated July 28, 1997

   The Directors/Trustees of each investment company named above have approved certain changes to the minimum required investments for each Fund and various matters pertaining to certain retirement plans, including the terms of the contingent deferred sales charge applicable to redemptions by such plans. Except as otherwise noted below with respect to Dean Witter Special Value Fund, the disclosure in the section of each of the above Prospectuses entitled "Purchase of Fund Shares" pertaining to minimum investment requirements is hereby modified to reflect the following:

      The minimum initial purchase in the case of an "Education IRA" is $500, if the Distributor has reason to believe that additional investments will increase the investment in the account to $1,000 within three years. [The preceding sentence is not applicable to Dean Witter Special Value Fund.]

      In the case of investments pursuant to (i) Systematic Payroll Deduction Plans (including Individual Retirement Plans), (ii) the InterCapital mutual fund asset allocation program and (iii) fee-based programs approved by the Distributor, pursuant to which participants pay an asset based fee for services in the nature of investment advisory or administrative services, the Fund, in its discretion, may accept investments without regard to any minimum amounts which would otherwise be required, provided, in the case of Systematic Payroll Deduction Plans, that the Distributor has reason to believe that additional investments will increase the investment in all accounts under such Plans to at least $1,000 ($5,000 in the case of Dean Witter Special Value Fund).

   The first reference in each of the above Prospectuses to "retirement plans qualified under Section 401(k) of the Internal Revenue Code ("401(k) plans") and other employer-sponsored plans qualified under Section 401(a) of the Internal Revenue Code . . . for which Dean Witter Trust Company or Dean Witter Trust FSB serves as Trustee or the 401(k) Support Services Group of Dean Witter Reynolds Inc.

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("DWR") serves as recordkeeper" [Prospectuses dated July 28, 1997] or
"retirement plans qualified under Section 401(k) of the Internal Revenue Code ("401(k) plans") and other employer-sponsored plans qualified under Section 401(a) of the Internal Revenue Code . . . for which Dean Witter Trust FSB serves as Trustee or the 401(k) Support Services Group of DWR serves as recordkeeper" [Prospectuses dated after July 28, 1997] is hereby changed to "employer-sponsored 401(k) and other plans qualified under Section 401(a) of the Internal Revenue Code ("Qualified Retirement Plans") for which Dean Witter Trust FSB ("DWT") serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement." All subsequent references to such plans in each of the above Prospectuses are hereby changed to "Qualified Retirement Plans for which DWT serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement."

   The disclosure in the section of each of the above Prospectuses entitled "Purchase of Fund Shares" pertaining to eligibility to purchase Class D shares is hereby modified to reflect the following:

      Qualified Retirement Plans for which DWT serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement must satisfy an initial investment minimum of $25 million to be eligible to purchase Class D shares. Such Qualified Retirement Plans will be eligible to purchase Class D shares if they have a cumulative net asset value of shares of Dean Witter Funds sold with a front-end sales charge ("FSC Funds") and Class A and Class D shares of the Fund and other Dean Witter Funds that, together with the current investment amount, is equal to at least $25 million. For other investors, the $5 million minimum initial investment requirement and the provisions regarding eligibility to purchase Class D shares if they have a cumulative net asset value of shares of FSC Funds and Class A and Class D shares of the Fund and other Dean Witter Funds that, together with the current investment amount, is equal to at least $5 million remains unchanged.

   The disclosure in the section of each of the above Prospectuses entitled "Purchase of Fund Shares" pertaining to the Contingent Deferred Sales Charge ("CDSC") is hereby modified to reflect the following:

      In the case of Class B shares of the Fund held by Qualified Retirement Plans for which DWT serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement, the three-year CDSC presently applicable only to redemptions of shares held by such plans whose accounts were opened on or after July 28, 1997 shall now also apply to redemptions of shares purchased on or after July 28, 1997 by such plans whose accounts were opened before July 28, 1997.

December 31, 1997